Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to Shares	$ 21,986	$ 18,731	$ 13,962
Weighted average number of Shares outstanding used in basic earnings per Share calculation	37,626	36,190	35,441
Add assumed exercise of outstanding dilutive potential Shares	806	557	523
Weighted average number of Shares outstanding used in diluted earnings per Share calculation	38,432	36,747	35,964
Basic income from continuing operations per Share	$ 0.55	$ 0.52	$ 0.05
Basic income from discontinued operations per Share	0.03		0.35
Basic net earnings	0.58	0.52	0.4
Diluted income from continuing operations per Share	0.54	0.51	0.05
Diluted income from discontinued operations per Share	0.03		0.34
Diluted net earnings	$ 0.57	$ 0.51	$ 0.39
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect